Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE,NET [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 5: ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2018	December 31, 2017
Accounts receivable	$76,376	$80,037
Less: provision for doubtful receivables	(16,086)	(19,706)
Accounts receivable, net	$60,290	$60,331

Changes to the provisions for doubtful accounts are summarized as follows:

Allowance for doubtful receivables	Balance at Beginning of Period	Charges to Costs and Expenses	Amount Utilized	Balance at End of Period
Year ended December 31, 2016	$(18,278)	$(1,304)	$145	$(19,437)
Year ended December 31, 2017	$(19,437)	$(269)	$—	$(19,706)
Year ended December 31, 2018	$(19,706)	$(575)	$4,195	$(16,086)

Concentration of credit risk with respect to accounts receivable is limited due to the Company’s large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company’s trade receivables. For the year ended December 31, 2018, two customers accounted for 12.8% and 11.4%, respectively, of the Company’s revenue and are the same customers who accounted for 14.7% and 13.1%, respectively, of the Company’s revenue in the year ended December 31, 2016. For the year ended December 31, 2017, no customers accounted for more than 10% of the Company’s revenue. For the year ended December 31, 2016, two customers accounted for 14.7% and 13.1%, respectively, of the Company’s revenue.